SA Global Index Allocation 60-40 Portfolio Investment Objectives and Goals - SA Global Index Allocation 60-40 Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SA Global Index Allocation 60/40 Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goals are growth of capital and, secondarily, current income.
Objective, Secondary [Text Block]	and, secondarily, current income.